Share Capital - Preferred Shares and Other Equity Instruments (Details) - CAD ($) shares in Millions				12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Sep. 29, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Senior debentures	$ 200,000,000			$ 200,000,000	$ 200,000,000
Redemption of preferred shares and other equity instruments				$ 0	$ 1,025,000,000
Series 2021-1
Disclosure of classes of share capital [line items]
Senior debentures						$ 1,000
Interest rate						3.60%
Number of shares (in shares)				1.0
Series 2021-1 | Canadian federal government
Disclosure of classes of share capital [line items]
Interest rate						2.604%
Series 14
Disclosure of classes of share capital [line items]
Senior debentures						$ 1,000,000
Series 1
Disclosure of classes of share capital [line items]
Redemption of preferred shares and other equity instruments			$ 400,000,000
Series 2
Disclosure of classes of share capital [line items]
Redemption of preferred shares and other equity instruments			$ 325,000,000
Series 10R
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)		0.5
Number of shares (in shares)		6.8	6.9	6.8
Series 11QR
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)		0.4
Number of shares (in shares)		1.2	1.1	1.2
Series 12R
Disclosure of classes of share capital [line items]
Redemption of preferred shares and other equity instruments	$ 300,000,000